GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expense [Abstract]
Compensation and benefits	$ 2,469	$ 2,007
Corporate administration	1,126	1,097
Professional fees	1,123	586
Listing and filing fees	212	196
Total general and administrative expenses	$ 4,930	$ 3,886